Stockholders' equity (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Share capital	$ 2,890	$ 1,875
Total share capital	$ 2,890	$ 1,875
Total number of fully paid-in shares held as treasury shares	4,783,135	1,202,191
Treasury share capital	$ 505	$ 1,288
Common Shares - Class A
Common stock, par value	$ 0.01	$ 0.01
Share capital	$ 400	$ 400
Total number of authorized shares	40,021,988	40,021,988
Total number of fully paid-in issued shares	40,021,988	40,021,988
Total number of fully paid-in outstanding shares	40,021,988	40,021,988
Par value per share	$ 0.01	$ 0.01
Total share capital	$ 400	$ 400
Common Shares - Class A | Articles of Association and Swiss Capital Categories
Total number of authorized shares	0	0
Total number of conditional shares	0	0
Total number of fully paid-in shares	40,021,988	40,021,988
Common Shares - Class B
Common stock, par value	$ 0.05	$ 0.05
Share capital	$ 2,490	$ 1,475
Total number of authorized shares	63,234,625	41,066,298
Total number of fully paid-in issued shares	47,622,689	28,824,086
Total number of fully paid-in outstanding shares	42,839,554	27,621,895
Par value per share	$ 0.05	$ 0.05
Total share capital	$ 2,490	$ 1,475
Common Shares - Class B | Articles of Association and Swiss Capital Categories
Total number of authorized shares	7,808,906	8,881,829
Total number of conditional shares	7,804,030	11,840,090
Total number of fully paid-in shares	47,622,689	28,824,086